Employee benefits (Tables)	3 Months Ended
Mar. 31, 2026
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at March 31, 2026 is as follows:

€m
Balance as of January 1, 2026	138.4
Current service cost	0.5
Net interest expense	1.1
Benefits paid	(1.0)
Actuarial gain on pension scheme valuations	(1.3)
Foreign exchange differences on translation	(0.3)
Balance as of March 31, 2026	137.4